Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2012
Derivative Financial Instruments [Abstract]
Notional amounts of derivative instruments

Notional Value*
Foreign exchange contracts	$950,170

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

Fair value of the open foreign currency exchange contracts

	As of
	September 30,
	2012	2011
Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$855	$3,800
Other noncurrent assets	1,453	597
Accrued expenses and other current liabilities	(20,087)	(14,292)
Other noncurrent liabilities	(4,166)	(4,622)

	(21,945)	(14,517)
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	1,507	9,411
Accrued expenses and other current liabilities	(3,490)	(5,164)

	(1,983)	4,247

Net fair value	$(23,928)	$(10,270)

Effect of cash flow hedging instruments

	Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion) Year Ended September 30,
	2012	2011	2010
Line item in statements of income:
Revenue	$3,091	$(2,410)	$(3,466)
Cost of service	(21,504)	11,244	9,131
Research and development	(2,928)	2,477	2,490
Selling, general and administrative	(3,395)	2,220	1,306

Total	$(24,736)	$13,531	$9,461

Changes in net unrealized (losses) gains on cash flow hedges

	Year Ended September 30,
	2012	2011	2010
Net unrealized (losses) gains on cash flow hedges, net of tax, beginning of period	$(14,437)	$6,002	$12,936
Changes associated with hedging transactions, net of tax	(26,108)	(8,483)	1,204
Reclassification into earnings, net of tax	22,603	(11,956)	(8,138)

Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	$(17,942)	$(14,437)	$6,002

Effect of non-designated as hedging instruments

	Gains (Losses) Recognized in Income Year Ended September 30,
	2012	2011	2010
Line item in statements of income:
Revenue	$(302)	$(2,060)	$(2,461)
Cost of service	(1,548)	(1,301)	1,464
Research and development	(319)	151	280
Selling, general and administrative	(518)	(254)	339
Interest and other expense, net	(1,250)	1,713	(1,613)
Income taxes	506	(311)	(489)

Total	$(3,431)	$(2,062)	$(2,480)